Other Disclosure - Consolidated revenue and net profit for 2024 (Details) - 12 months ended Dec. 31, 2024 - ProfoundBio kr in Millions, $ in Millions	DKK (kr)	USD ($)
Acquisition of Businesses
Revenue	kr 21,526
Net Profit	7,622
Restricted cash balances for funds held in escrow	kr 214	$ 30